Divestitures (Details) (USD $)	0 Months Ended	12 Months Ended
	Mar. 13, 2009	Sep. 30, 2009
Noncash or Part Noncash Divestitures [Line Items]
Sale of the business for net of cash		$ 3,100,000
Comtrak Technologies, LLC [Member]
Noncash or Part Noncash Divestitures [Line Items]
Sale of the business for net of cash	3,100,000
Loss on sale of discontinued operations, tax		1,200,000
Net sales for the year end		$ 3,400,000